Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income and expenses
Schedule of other operating income

	2023		2022		2021
Gain on sale and leaseback (Note 12)	US$	8,275	US$	21,193	US$	9,668
Gain (loss) on sale of rotable spare parts, furniture and equipment and others		3,540		(1,645)		(122)
Other income		42,895		5,518		1,212
	US$	54,710	US$	25,066	US$	10,758

Schedule of other operating expenses

	2023		2022		2021
Administrative and operational support expenses	US$	110,556	US$	49,431	US$	37,042
Technology and communications		29,651		25,708		21,296
Others		17,996		15,756		92
Passenger services		5,930		5,116		3,675
Insurance		5,731		6,574		3,753
	US$	169,864	US$	102,585	US$	65,858